DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
DEBT
Outstanding debt

   Outstanding debt consisted of the following (dollars in millions):

	March 31, 2014	December 31, 2013
Senior Credit Facilities:
Term loans	$1,338	$1,351
Amounts outstanding under A/R programs	247	248
Senior notes	1,060	1,061
Senior subordinated notes	891	891
HPS (China) debt	40	40
Variable interest entities	238	247
Other	77	72

Total debt—excluding debt to affiliates	$3,891	$3,910

Total current portion of debt	$270	$277
Long-term portion	3,621	3,633

Total debt—excluding debt to affiliates	$3,891	$3,910

Total debt—excluding debt to affiliates	$3,891	$3,910
Notes payable to affiliates-current	100	100
Notes payable to affiliates-noncurrent	712	779

Total debt	$4,703	$4,789

Outstanding debt of consolidated entities consisted of the following (dollars in millions):

	December 31,
	2013	2012
Senior Credit Facilities:
Term loans	$1,351	$1,565
Amounts outstanding under A/R programs	248	241
Senior notes	1,061	568
Senior subordinated notes	891	892
HPS (China) debt	40	94
Variable interest entities	247	270
Other	72	72

Total debt—excluding debt to affiliates	$3,910	$3,702

Total current portion of debt	$277	$288
Long-term portion	3,633	3,414

Total debt—excluding debt to affiliates	$3,910	$3,702

Total debt—excluding debt to affiliates	$3,910	$3,702
Notes payable to affiliates-current	100	100
Notes payable to affiliates-noncurrent	779	599

Total debt	$4,789	$4,401

Schedule of Senior Credit Facilities

As of March 31, 2014, our senior credit facilities ("Senior Credit Facilities") consisted of our revolving credit facility ("Revolving Facility"), our extended term loan B facility ("Extended Term Loan B"), our extended term loan B facility—series 2 ("Extended Term Loan B—Series 2") and our term loan C facility ("Term Loan C") as follows (dollars in millions):

Facility	Committed Amount		Principal Outstanding		Carrying Value		Interest Rate(2)	Maturity
Revolving Facility	$400	(1)	$—	(2)	$—	(2)	USD LIBOR plus 2.50%	2017
Extended Term Loan B	NA		952		951		USD LIBOR plus 2.50%	2017
Extended Term Loan B—Series 2	NA		339		339		USD LIBOR plus 2.75%	2017
Term Loan C	NA		50		48		USD LIBOR plus 2.25%	2016
(1)
We have commitments with certain financial institutions to provide for a $200 million increase to our Revolving Facility ("Revolving Increase") to an aggregate Revolving Facility committed amount of $600 million upon completion of the acquisition of the Performance Additives and Titanium Dioxide businesses of Rockwood Holdings, Inc.

(2)
We had no borrowings outstanding under our Revolving Facility; we had approximately $17 million (U.S. dollar equivalents) of letters of credit and bank guarantees issued and outstanding under our Revolving Facility.

(3)
The applicable interest rate of the Senior Credit Facilities is subject to certain secured leverage ratio thresholds. As of March 31, 2014, the weighted average interest rate on our outstanding balances under the Senior Credit Facilities was approximately 3%.

As of December 31, 2013, our Senior Credit Facilities consisted of our Revolving Facility, our Extended Term Loan B, our Extended Term Loan B—Series 2 and our Term Loan C as follows (dollars in millions):

Facility	Committed Amount		Principal Outstanding		Carrying Value		Interest Rate(3)	Maturity
Revolving Facility	$400	(1)	$—	(2)	$—	(2)	USD LIBOR plus 2.50%	2017
Extended Term Loan B	NA		962		961		USD LIBOR plus 2.50%	2017
Extended Term Loan B—Series 2	NA		342		342		USD LIBOR plus 3.00%	2017
Term Loan C	NA		50		48		USD LIBOR plus 2.25%	2016
(1)
We have commitments with certain financial institutions to provide for a $200 million Revolving Increase to an aggregate Revolving Facility committed amount of $600 million upon completion of the acquisition of the Performance Additives and Titanium Dioxide businesses of Rockwood Holdings, Inc.

(2)
We had no borrowings outstanding under our Revolving Facility; we had approximately $17 million (U.S. dollar equivalents) of letters of credit and bank guarantees issued and outstanding under our Revolving Facility.

(3)
The applicable interest rate of the Senior Credit Facilities is subject to certain secured leverage ratio thresholds. As of December 31, 2013, the weighted average interest rate on our outstanding balances under the Senior Credit Facilities was approximately 3%.

Schedule of A/R Programs

Information regarding our A/R Programs as of December 31, 2013 was as follows (monetary amounts in millions):

Facility	Maturity	Maximum Funding Availability(1)	Amount Outstanding	Interest Rate(2)(3)
U.S. A/R Program	April 2016	$250	$90(4)	Applicable rate plus 1.10%
EU A/R Program	April 2016	€225 (approximately $311)	€114 (approximately $158)	Applicable rate plus 1.35%
(1)
The amount of actual availability under our A/R Programs may be lower based on the level of eligible receivables sold, changes in the credit ratings of our customers, customer concentration levels and certain characteristics of the accounts receivable being transferred, as defined in the applicable agreements.

(2)
Each interest rate is defined in the applicable agreements. In addition, the U.S. SPE and the EU SPE are obligated to pay unused commitment fees to the lenders based on the amount of each lender's commitment.

(3)
Applicable rate for our U.S. A/R Program is defined by the lender as USD LIBOR. Applicable rate for our EU A/R Program is either GBP LIBOR, USD LIBOR or EURIBOR.

(4)
As of December 31, 2013, we had approximately $7 million (U.S. dollar equivalents) of letters of credit issued and outstanding under our U.S. A/R Program.

Summary of outstanding notes

 As of December 31, 2013, we had outstanding the following notes (monetary amounts in millions):

Notes	Maturity	Interest Rate	Amount Outstanding
2021 Senior Notes	April 2021	5.125%	€300 (approximately $415)
2020 Senior Notes	November 2020	4.875%	$650 ($647 carrying value)
Senior Subordinated Notes	March 2020	8.625%	$350
Senior Subordinated Notes	March 2021	8.625%	$530 ($541 carrying value)

Redemption of Notes and Loss on Early Extinguishment of Debt

During the three months ended March 31, 2013, we redeemed or repurchased the following notes (monetary amounts in millions):

Date of Redemption	Notes	Principal Amount of Notes Redeemed	Amount Paid (Excluding Accrued Interest)	Loss on Early Extinguishment of Debt
March 4, 2013	5.50% Senior Notes due 2016	$200	$200	$34

During the years ended December 31, 2013 and 2012, we redeemed or repurchased the following notes (monetary amounts in millions):

Date of Redemption	Notes	Principal Amount of Notes Redeemed	Amount Paid (Excluding Accrued Interest)	Loss on Early Extinguishment of Debt
March 4, 2013	5.50% Senior Notes due 2016	$200	$200	$34
December 3, 2012	5.50% Senior Notes due 2016	$400	$400	$77
March 26, 2012	7.50% Senior Subordinated Notes due 2015	€64 (approximately $86)	€65 (approximately $87)	$1

Scheduled maturities of our debt (excluding debt to affiliates)

The scheduled maturities of our debt (excluding debt to affiliates) by year as of December 31, 2013 are as follows (dollars in millions):

Year ending December 31,
2014	$277
2015	32
2016	326
2017	1,282
2018	23
Thereafter	1,970

$3,910